Average Annual Total Returns{- Fidelity® Series All-Sector Equity Fund} - 01.31 Fidelity Series All-Sector Equity Fund Series PRO-13 - Fidelity® Series All-Sector Equity Fund	Fidelity Series All-Sector Equity Fund-Default Return Before Taxes Past 1 year	Fidelity Series All-Sector Equity Fund-Default Return Before Taxes Past 5 years	Fidelity Series All-Sector Equity Fund-Default Return Before Taxes Past 10 years	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions and Sales Past 10 years	RS001 Past 1 year	RS001 Past 5 years	RS001 Past 10 years	F1832 Past 1 year	F1832 Past 5 years	F1832 Past 10 years
Total	26.61%	19.28%	16.74%	20.10%	14.35%	12.68%	18.48%	14.07%	12.52%	26.45%	18.43%	16.54%	26.45%	18.43%	16.46%